Pay vs Performance Disclosure - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
This section provides information about the relationship between compensation actually paid to our Principal Executive Officer and other named executive officers and certain financial performance measures of our company. For purposes of this section, the amount of compensation actually paid to our Principal Executive Officer and other named executive officers is determined using the valuation methods prescribed by the SEC in Item 402(v) of Regulation S-K. Although the rules describe such amount as compensation actually paid, these amounts are not reflective of the taxable compensation actually paid to our named executive officers in a covered year. As described in more detail below, to determine the amount of compensation actually paid in a covered year, Item 402(v) of Regulation S-K requires that in each covered year we (1) deduct the grant date value of equity awards reported in the Stock Awards or Option Awards columns in the Summary Compensation Table from the Total column in the Summary Compensation Table; (2) add, for awards granted in the covered year, the fair value of the equity awards (i) as of the end of a covered year or (ii) as of the vesting date, as applicable; and (3) for awards granted in, and outstanding at the end of, a prior year (i) add or subtract, (a) the change in the fair value from the end of the prior year to the end of the current year or (b) from the end of the prior year to the date the awards vest, as applicable, or (ii) subtract the value at the end of the prior year of awards forfeited in the current year.
	Current PEO(1)		Former PEO(1)		Non-PEO NEOs(1)		Value of initial fixed $100 investment based on:			(millions)
Year	Summary Compensation Table Total for Current PEO ($)(2)	Compensation Actually Paid to Current PEO ($)(3)	Summary Compensation Table Total for Former PEO ($)(2)	Compensation Actually Paid to Former PEO ($)(3)	Average Summary Compensation Table Total for non-PEO NEOs ($)(2)	Average Compensation Actually Paid to non-PEO NEOs ($)(3)	Total Shareholder Return (“TSR”) ($)(4)		Peer Group TSR ($)(5)	Net Income ($)(6)	Adjusted OIBDA ($)(7)
2025	39,339,990	32,498,102	1,364,063	1,364,063	6,114,535	5,625,333	FWONA	245.50	227.74	555	1,068
							FWONK	239.29
							LLYVA	232.21
							LLYVK	225.90
2024	—	—	24,291,922	43,550,114	2,425,443	3,749,394	FWONA	230.83	167.25	(2,475)	1,517
							FWONK	225.08
							LSXMA	70.25
							LSXMB	52.00
							LSXMK	66.16
							LLYVA	186.29
							LLYVK	180.63
2023	—	—	28,655,193	34,310,721	4,104,109	4,166,004	FWONA	159.25	118.24	962	4,086
							FWONK	153.35
							LSXMA	90.58
							LSXMB	66.48
							LSXMK	85.42
							LLYVA	102.29
							LLYVK	99.23
							BATRA	174.39
							BATRK	168.77
2022	—	—	22,363,007	7,979,878	1,935,773	1,489,203	FWONA	140.64	71.20	2,029	3,941
							FWONK	140.33
							LSXMA	91.02
							LSXMB	90.16
							LSXMK	89.93
							BATRA	131.36
							BATRK	129.54
2021	—	—	21,575,769	48,418,806	1,773,064	2,770,504	FWONA	156.20	126.94	744	3,481
							FWONK	148.45
							LSXMA	117.74
							LSXMB	118.25
							LSXMK	116.87
							BATRA	115.60
							BATRK	112.94
(1)
Gregory Maffei was our Principal Executive Officer (PEO) from 2021 through 2024 and is listed in the “Former PEO” column for such years. In 2025, Mr. Malone served as our interim PEO until Mr. Chang was appointed as our PEO effective February 1, 2025. For 2025, Mr. Malone and Mr. Chang are listed in the “Former PEO” and “Current PEO” columns, respectively. Our named executive officers other than our PEO (non-PEO NEOs) for (a) each of the fiscal years 2021, 2022 and 2023 were Messrs. Malone, Wendling and Albert Rosenthaler (our company’s former Chief Corporate Development Officer) and Ms. Wilm, (b) fiscal year 2024 were Messrs. Malone and Wendling and Ms. Wilm and (c) fiscal year 2025 were Mr. Wendling and Ms. Wilm.

(2)
Reflects, for Messrs. Chang, Malone and Maffei, the total compensation reported in the Summary Compensation Table and for the non-PEO NEOs, the average total compensation reported in the Summary Compensation Table in each of the fiscal years indicated.

(3)
Represents the compensation actually paid to Messrs. Chang, Malone and Maffei and the non-PEO NEOs in each of the fiscal years indicated as computed in accordance with Item 402(v) of Regulation S-K and related SEC guidance, as set forth below:
Compensation actually paid to PEO and Non-PEO NEOs
	As Reported in Summary Compensation Table(a)			Equity Award Adjustments(b)
Year	Total	Stock Awards	Option Awards	Fair Value at Year End of Awards Granted During Year that Remain Outstanding and Unvested at Year End(c)	Year-over- Year Change in Fair Value of Awards Granted in Prior Year that Remain Outstanding and Unvested at Year End(d)	Fair Value at Vesting Date of Awards Granted and Vested in Same Year(e)	Change in Fair Value from Prior Year End to Vesting Date of Awards Granted in Prior Year and Vested in Covered Year(f)	Fair Value at End of Prior Year of Awards Granted in Prior Year that Failed to Vest in Covered Year(g)	Total Compensation Actually Paid
PEO
2025	39,339,990	(21,503,190)	(14,353,669)	29,167,625	—	—	—	(152,654)	32,498,102
Former PEO
2025	1,364,063	—	—	—	—	—	—	—	1,364,063
2024	24,291,922	(8,731,320)	(1,126,049)	—	—	12,731,550	16,384,011	—	43,550,114
2023	28,655,193	(7,131,983)	(3,822,432)	—	(458,726)	12,272,955	4,795,713	—	34,310,721
2022	22,363,007	—	(7,800,250)	—	(14,301,548)	7,718,670	—	—	7,979,878
2021	21,575,769	(3,954,951)	(3,521,474)	—	25,523,112	8,796,350	—	—	48,418,806
Non-PEO NEOs
2025	6,114,535	(2,684,015)	—	740,450	35,984	1,326,683	91,696	—	5,625,333
2024	2,425,443	(598,222)	—	—	819,086	727,827	375,259	—	3,749,394
2023	4,104,109	(1,772,621)	(603,174)	1,773,120	—	605,132	59,439	—	4,166,004
2022	1,935,773	(395,466)	—	—	(236,242)	396,740	(211,602)	—	1,489,203
2021	1,773,064	(388,774)	—	—	919,194	467,020	—	—	2,770,504

(a)
Reflects, for Messrs. Chang, Malone and Maffei, the applicable amounts reported in the Summary Compensation Table and for the non-PEO NEOs, the average of the applicable amounts reported in the Summary Compensation Table in each of the fiscal years indicated.

(b)
No equity award adjustments are made for Mr. Malone as he did not hold any equity awards in 2021, 2022, 2023, 2024 or 2025.
(c)
Reflects, with respect to Messrs. Chang and Maffei, the fair value and, with respect to the non-PEO NEOs, the average of the fair values, as of the end of the covered fiscal year of awards granted in, and remaining outstanding and unvested (in whole or in part) as of the end of, the covered fiscal year.

(d)
Reflects, with respect to Messrs. Chang and Maffei, the change in fair value, and with respect to the non-PEO NEOs, the average of the change in fair values, from the end of the prior fiscal year to the end of the covered fiscal year of awards granted in prior fiscal years that remained outstanding and unvested (in whole or in part) as of the end of the covered fiscal year.

(e)
Reflects, with respect to Messrs. Chang and Maffei, the fair value, and with respect to the non-PEO NEOs, the average of the fair values, as of the day awards became vested in the covered fiscal year, when such awards were also granted in the covered fiscal year.

(f)
Reflects, with respect to Messrs. Chang and Maffei, the change in fair value, and with respect to the non-PEO NEOs, the average of the change in fair values, from the end of the prior fiscal year to the day awards became vested in the covered fiscal year, when such awards were granted in a prior fiscal year.

(g)
Reflects, with respect to Mr. Chang, the fair value, and with respect to the non-PEO NEOs, the average of the fair values, at the end of the prior fiscal year of awards granted in a prior fiscal year that were forfeited in the covered fiscal year.
(4)
Represents the cumulative total stockholder return on an initial fixed $100 investment:
(a)
for each covered fiscal year, in each of our Series A and Series C Liberty Formula One common stock (Nasdaq: FWONA, FWONK) from December 31, 2020 through December 31 of each covered fiscal year;

(b)
for 2020, 2021, 2022 and 2023, in each of our Series A, Series B and Series C Liberty SiriusXM common stock (Nasdaq: LSXMA, LSXMB, LSXMK) from December 31, 2020 through December 31 of each of 2021, 2022 and 2023 and September 9, 2024 (the date our company completed the split-off of our former Liberty Sirius XM Group);
(c)
for 2021, 2022 and 2023, in each of our former Series A and Series C Liberty Braves common stock (Nasdaq: BATRA, BATRK) from December 31, 2020 through December 31 of each of 2021 and 2022 and July 18, 2023 (the date our company completed the split-off of Atlanta Braves Holdings); and
(d)
for 2023, 2024 and 2025, in each of LLYVA and LLYVK from August 4, 2023 through December 31 of each of 2023 and 2024 and December 15, 2025 (the date of the Split-Off).
(5)
For each covered fiscal year, represents the cumulative total stockholder return on an initial fixed $100 investment in the S&P 500 Media and Entertainment Index from December 31, 2020 through December 31 of each covered fiscal year.

(6)
Represents the amount of net income reflected in our consolidated financial statements for each covered fiscal year.

(7)
We define Adjusted OIBDA as operating income (loss) plus depreciation and amortization, stock-based compensation, separately reported litigation settlements, transaction related costs (including acquisition, restructuring, integration, and advisory fees), and impairment charges. For purposes of this disclosure, Adjusted OIBDA includes our attributable interests in our equity investments.

Company Selected Measure Name			Adjusted OIBDA
Named Executive Officers, Footnote
(1)
Gregory Maffei was our Principal Executive Officer (PEO) from 2021 through 2024 and is listed in the “Former PEO” column for such years. In 2025, Mr. Malone served as our interim PEO until Mr. Chang was appointed as our PEO effective February 1, 2025. For 2025, Mr. Malone and Mr. Chang are listed in the “Former PEO” and “Current PEO” columns, respectively. Our named executive officers other than our PEO (non-PEO NEOs) for (a) each of the fiscal years 2021, 2022 and 2023 were Messrs. Malone, Wendling and Albert Rosenthaler (our company’s former Chief Corporate Development Officer) and Ms. Wilm, (b) fiscal year 2024 were Messrs. Malone and Wendling and Ms. Wilm and (c) fiscal year 2025 were Mr. Wendling and Ms. Wilm.

(2)
Reflects, for Messrs. Chang, Malone and Maffei, the total compensation reported in the Summary Compensation Table and for the non-PEO NEOs, the average total compensation reported in the Summary Compensation Table in each of the fiscal years indicated.

Peer Group Issuers, Footnote
(5)
For each covered fiscal year, represents the cumulative total stockholder return on an initial fixed $100 investment in the S&P 500 Media and Entertainment Index from December 31, 2020 through December 31 of each covered fiscal year.

Adjustment To PEO Compensation, Footnote
(3)
Represents the compensation actually paid to Messrs. Chang, Malone and Maffei and the non-PEO NEOs in each of the fiscal years indicated as computed in accordance with Item 402(v) of Regulation S-K and related SEC guidance, as set forth below:
Compensation actually paid to PEO and Non-PEO NEOs
	As Reported in Summary Compensation Table(a)			Equity Award Adjustments(b)
Year	Total	Stock Awards	Option Awards	Fair Value at Year End of Awards Granted During Year that Remain Outstanding and Unvested at Year End(c)	Year-over- Year Change in Fair Value of Awards Granted in Prior Year that Remain Outstanding and Unvested at Year End(d)	Fair Value at Vesting Date of Awards Granted and Vested in Same Year(e)	Change in Fair Value from Prior Year End to Vesting Date of Awards Granted in Prior Year and Vested in Covered Year(f)	Fair Value at End of Prior Year of Awards Granted in Prior Year that Failed to Vest in Covered Year(g)	Total Compensation Actually Paid
PEO
2025	39,339,990	(21,503,190)	(14,353,669)	29,167,625	—	—	—	(152,654)	32,498,102
Former PEO
2025	1,364,063	—	—	—	—	—	—	—	1,364,063
2024	24,291,922	(8,731,320)	(1,126,049)	—	—	12,731,550	16,384,011	—	43,550,114
2023	28,655,193	(7,131,983)	(3,822,432)	—	(458,726)	12,272,955	4,795,713	—	34,310,721
2022	22,363,007	—	(7,800,250)	—	(14,301,548)	7,718,670	—	—	7,979,878
2021	21,575,769	(3,954,951)	(3,521,474)	—	25,523,112	8,796,350	—	—	48,418,806
Non-PEO NEOs
2025	6,114,535	(2,684,015)	—	740,450	35,984	1,326,683	91,696	—	5,625,333
2024	2,425,443	(598,222)	—	—	819,086	727,827	375,259	—	3,749,394
2023	4,104,109	(1,772,621)	(603,174)	1,773,120	—	605,132	59,439	—	4,166,004
2022	1,935,773	(395,466)	—	—	(236,242)	396,740	(211,602)	—	1,489,203
2021	1,773,064	(388,774)	—	—	919,194	467,020	—	—	2,770,504

(a)
Reflects, for Messrs. Chang, Malone and Maffei, the applicable amounts reported in the Summary Compensation Table and for the non-PEO NEOs, the average of the applicable amounts reported in the Summary Compensation Table in each of the fiscal years indicated.

(b)
No equity award adjustments are made for Mr. Malone as he did not hold any equity awards in 2021, 2022, 2023, 2024 or 2025.
(c)
Reflects, with respect to Messrs. Chang and Maffei, the fair value and, with respect to the non-PEO NEOs, the average of the fair values, as of the end of the covered fiscal year of awards granted in, and remaining outstanding and unvested (in whole or in part) as of the end of, the covered fiscal year.

(d)
Reflects, with respect to Messrs. Chang and Maffei, the change in fair value, and with respect to the non-PEO NEOs, the average of the change in fair values, from the end of the prior fiscal year to the end of the covered fiscal year of awards granted in prior fiscal years that remained outstanding and unvested (in whole or in part) as of the end of the covered fiscal year.

(e)
Reflects, with respect to Messrs. Chang and Maffei, the fair value, and with respect to the non-PEO NEOs, the average of the fair values, as of the day awards became vested in the covered fiscal year, when such awards were also granted in the covered fiscal year.

(f)
Reflects, with respect to Messrs. Chang and Maffei, the change in fair value, and with respect to the non-PEO NEOs, the average of the change in fair values, from the end of the prior fiscal year to the day awards became vested in the covered fiscal year, when such awards were granted in a prior fiscal year.

(g)
Reflects, with respect to Mr. Chang, the fair value, and with respect to the non-PEO NEOs, the average of the fair values, at the end of the prior fiscal year of awards granted in a prior fiscal year that were forfeited in the covered fiscal year.

Non-PEO NEO Average Total Compensation Amount			$ 6,114,535	$ 2,425,443	$ 4,104,109	$ 1,935,773	$ 1,773,064
Non-PEO NEO Average Compensation Actually Paid Amount			$ 5,625,333	3,749,394	4,166,004	1,489,203	2,770,504
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Represents the compensation actually paid to Messrs. Chang, Malone and Maffei and the non-PEO NEOs in each of the fiscal years indicated as computed in accordance with Item 402(v) of Regulation S-K and related SEC guidance, as set forth below:
Compensation actually paid to PEO and Non-PEO NEOs
	As Reported in Summary Compensation Table(a)			Equity Award Adjustments(b)
Year	Total	Stock Awards	Option Awards	Fair Value at Year End of Awards Granted During Year that Remain Outstanding and Unvested at Year End(c)	Year-over- Year Change in Fair Value of Awards Granted in Prior Year that Remain Outstanding and Unvested at Year End(d)	Fair Value at Vesting Date of Awards Granted and Vested in Same Year(e)	Change in Fair Value from Prior Year End to Vesting Date of Awards Granted in Prior Year and Vested in Covered Year(f)	Fair Value at End of Prior Year of Awards Granted in Prior Year that Failed to Vest in Covered Year(g)	Total Compensation Actually Paid
PEO
2025	39,339,990	(21,503,190)	(14,353,669)	29,167,625	—	—	—	(152,654)	32,498,102
Former PEO
2025	1,364,063	—	—	—	—	—	—	—	1,364,063
2024	24,291,922	(8,731,320)	(1,126,049)	—	—	12,731,550	16,384,011	—	43,550,114
2023	28,655,193	(7,131,983)	(3,822,432)	—	(458,726)	12,272,955	4,795,713	—	34,310,721
2022	22,363,007	—	(7,800,250)	—	(14,301,548)	7,718,670	—	—	7,979,878
2021	21,575,769	(3,954,951)	(3,521,474)	—	25,523,112	8,796,350	—	—	48,418,806
Non-PEO NEOs
2025	6,114,535	(2,684,015)	—	740,450	35,984	1,326,683	91,696	—	5,625,333
2024	2,425,443	(598,222)	—	—	819,086	727,827	375,259	—	3,749,394
2023	4,104,109	(1,772,621)	(603,174)	1,773,120	—	605,132	59,439	—	4,166,004
2022	1,935,773	(395,466)	—	—	(236,242)	396,740	(211,602)	—	1,489,203
2021	1,773,064	(388,774)	—	—	919,194	467,020	—	—	2,770,504

(a)
Reflects, for Messrs. Chang, Malone and Maffei, the applicable amounts reported in the Summary Compensation Table and for the non-PEO NEOs, the average of the applicable amounts reported in the Summary Compensation Table in each of the fiscal years indicated.

(b)
No equity award adjustments are made for Mr. Malone as he did not hold any equity awards in 2021, 2022, 2023, 2024 or 2025.
(c)
Reflects, with respect to Messrs. Chang and Maffei, the fair value and, with respect to the non-PEO NEOs, the average of the fair values, as of the end of the covered fiscal year of awards granted in, and remaining outstanding and unvested (in whole or in part) as of the end of, the covered fiscal year.

(d)
Reflects, with respect to Messrs. Chang and Maffei, the change in fair value, and with respect to the non-PEO NEOs, the average of the change in fair values, from the end of the prior fiscal year to the end of the covered fiscal year of awards granted in prior fiscal years that remained outstanding and unvested (in whole or in part) as of the end of the covered fiscal year.

(e)
Reflects, with respect to Messrs. Chang and Maffei, the fair value, and with respect to the non-PEO NEOs, the average of the fair values, as of the day awards became vested in the covered fiscal year, when such awards were also granted in the covered fiscal year.

(f)
Reflects, with respect to Messrs. Chang and Maffei, the change in fair value, and with respect to the non-PEO NEOs, the average of the change in fair values, from the end of the prior fiscal year to the day awards became vested in the covered fiscal year, when such awards were granted in a prior fiscal year.

(g)
Reflects, with respect to Mr. Chang, the fair value, and with respect to the non-PEO NEOs, the average of the fair values, at the end of the prior fiscal year of awards granted in a prior fiscal year that were forfeited in the covered fiscal year.

Compensation Actually Paid vs. Total Shareholder Return			Relationship Between Compensation Actually Paid and Cumulative Total Shareholder Return
Compensation Actually Paid vs. Net Income			Relationship Between Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure			Relationship Between Compensation Actually Paid and Adjusted OIBDA
Total Shareholder Return Vs Peer Group
Tabular List, Table
2025 Key Performance Measures
The table below contains an unranked list of the most important financial performance measures we use to link executive compensation actually paid to performance.
Key Financial Performance Measures Revenue Adjusted OIBDA Free Cash Flow

Peer Group Total Shareholder Return Amount			$ 227.74	167.25	118.24	71.2	126.94
Net Income (Loss)			$ 555,000,000	$ (2,475,000,000)	$ 962,000,000	$ 2,029,000,000	$ 744,000,000
Company Selected Measure Amount			1,068,000,000	1,517,000,000	4,086,000,000	3,941,000,000	3,481,000,000
PEO Name	Mr. Malone	Mr. Chang
Total Shareholder Return Amount FWONA			$ 245.5	$ 230.83	$ 159.25	$ 140.64	$ 156.2
Total Shareholder Return Amount FWONK			239.29	225.08	153.35	140.33	148.45
Total Shareholder Return Amount LLYVA			232.21	186.29	102.29
Total Shareholder Return Amount LLYVK			$ 225.9	180.63	99.23
Total Shareholder Return Amount LSXMA				70.25	90.58	91.02	117.74
Total Shareholder Return Amount LSXMB				52	66.48	90.16	118.25
Total Shareholder Return Amount LSXMK				66.16	85.42	89.93	116.87
Total Shareholder Return Amount BATRA					174.39	131.36	115.6
Total Shareholder Return Amount BATRK					168.77	129.54	112.94
Measure:: 1
Pay vs Performance Disclosure
Name			Revenue
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted OIBDA
Non-GAAP Measure Description
(7)
We define Adjusted OIBDA as operating income (loss) plus depreciation and amortization, stock-based compensation, separately reported litigation settlements, transaction related costs (including acquisition, restructuring, integration, and advisory fees), and impairment charges. For purposes of this disclosure, Adjusted OIBDA includes our attributable interests in our equity investments.

Measure:: 3
Pay vs Performance Disclosure
Name			Free Cash Flow
Mr. Chang [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 39,339,990
PEO Actually Paid Compensation Amount			32,498,102
Mr. Malone [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,364,063
PEO Actually Paid Compensation Amount			1,364,063
Gregory Maffei [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				24,291,922	28,655,193	22,363,007	21,575,769
PEO Actually Paid Compensation Amount				43,550,114	34,310,721	7,979,878	48,418,806
PEO | Mr. Chang [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			29,167,625
PEO | Mr. Chang [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Chang [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Chang [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Chang [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(152,654)
PEO | Mr. Chang [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(21,503,190)
PEO | Mr. Chang [Member] | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(14,353,669)
PEO | Mr. Malone [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Malone [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Malone [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Malone [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Malone [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Malone [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Malone [Member] | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Gregory Maffei [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Gregory Maffei [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(458,726)	(14,301,548)	25,523,112
PEO | Gregory Maffei [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				12,731,550	12,272,955	7,718,670	8,796,350
PEO | Gregory Maffei [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				16,384,011	4,795,713
PEO | Gregory Maffei [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Gregory Maffei [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(8,731,320)	(7,131,983)		(3,954,951)
PEO | Gregory Maffei [Member] | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,126,049)	(3,822,432)	(7,800,250)	(3,521,474)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			740,450		1,773,120
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			35,984	819,086		(236,242)	919,194
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,326,683	727,827	605,132	396,740	467,020
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			91,696	375,259	59,439	(211,602)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,684,015)	(598,222)	(1,772,621)	(395,466)	(388,774)
Non-PEO NEO | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ (603,174)